Restricted financial assets (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial assets pledged as collateral
Cash and balances at central banks pledged as collateral	$ 709
Financial assets at fair value held for trading	76,579	$ 57,435
of which: assets pledged as collateral which may be sold or repledged by counterparties	44,524	36,742
Loans and advances to customers	28,105	15,195
Financial assets at fair value not held for trading	3,099	1,509
of which: assets pledged as collateral that may be sold or repledged by counterparties	2,110	1,220
Debt securities classified as Other financial assets measured at amortized cost	7,043	3,432
of which: assets pledged as collateral that may be sold or repledged by counterparties	6,299	2,685
Total financial assets pledged as collateral	115,535	77,571
Other restricted financial assets
Amounts due from banks	2,543	3,689
Financial assets at fair value held for trading	169	162
Cash collateral receivables on derivative instruments	4,685	5,155
Loans and advances to customers	28	1,127
Other financial assets measured at amortized cost	3,334	815
Financial assets at fair value not held for trading	17,844	14,090
Financial assets measured at fair value through other comprehensive income	1,846	1,842
Other	249	44
Total other restricted financial assets	30,698	26,924
Total financial assets pledged and other restricted financial assets	146,233	104,495
Assets placed with central banks related to undrawn credit lines and for payment, clearing and settlement purposes	9,700	5,900
Assets placed with central banks to meet local statutory minimum reserve requirement.	$ 4,700	$ 4,400